Management of financial risks and financial instruments - Summary of financial liabilities into groupings based on their contractual maturities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Securities	R$ 13,529,265	R$ 2,665,202
Derivative financial instruments	8,605,409	11,908,183
Securities sold under repurchase agreements	31,790,091	26,281,345
Securities trading and intermediation	16,062,697	15,597,555
Financing instruments payable	43,683,629	24,429,086
Financial Liabilities At Amortized Cost Borrowings	1,865,880	1,928,782
Financial Liabilities At Amortized Cost Accounts Payables	617,394	867,526
Financial Liabilities At Amortized Cost Other Financial Liabilities	11,554,213	7,680,472
Financial liabilities	127,708,578	91,358,151
Up to 1 month
Disclosure of financial assets [line items]
Securities	13,048,246	2,146,398
Derivative financial instruments	796,909	758,821
Securities sold under repurchase agreements	31,790,091	26,281,345
Securities trading and intermediation	16,062,697	15,597,555
Financing instruments payable	4,407,525	982,877
Financial Liabilities At Amortized Cost Borrowings	0	0
Financial Liabilities At Amortized Cost Accounts Payables	617,394	867,526
Financial Liabilities At Amortized Cost Other Financial Liabilities	5,959,212	5,856,309
Financial liabilities	72,682,074	52,490,831
From 2 to 3 months
Disclosure of financial assets [line items]
Securities	0	0
Derivative financial instruments	845,446	1,379,092
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Financing instruments payable	9,469,722	1,245,279
Financial Liabilities At Amortized Cost Borrowings	0	0
Financial Liabilities At Amortized Cost Accounts Payables	0	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	534,835	0
Financial liabilities	10,850,003	2,624,371
From 4 to 12 months
Disclosure of financial assets [line items]
Securities	0	0
Derivative financial instruments	2,340,407	2,250,942
Securities sold under repurchase agreements		0
Securities trading and intermediation	0	0
Financing instruments payable	5,917,325	5,790,698
Financial Liabilities At Amortized Cost Borrowings	1,865,880	1,661,067
Financial Liabilities At Amortized Cost Accounts Payables	0	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	4,432,215	4,365
Financial liabilities	14,555,827	9,707,072
From 1 to 5 years
Disclosure of financial assets [line items]
Securities	0	0
Derivative financial instruments	4,507,132	6,436,008
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Financing instruments payable	23,078,719	15,525,061
Financial Liabilities At Amortized Cost Borrowings	0	267,715
Financial Liabilities At Amortized Cost Accounts Payables	0	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	627,951	1,819,798
Financial liabilities	28,213,802	24,048,582
Above 5 years
Disclosure of financial assets [line items]
Securities	481,019	518,804
Derivative financial instruments	115,515	1,083,320
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Financing instruments payable	810,338	885,171
Financial Liabilities At Amortized Cost Borrowings	0	0
Financial Liabilities At Amortized Cost Accounts Payables	0	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	0	0
Financial liabilities	R$ 1,406,872	R$ 2,487,295